Tax Matters (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign

The following table provides the components of Income from continuing operations before provision for taxes on income:
	Year Ended December 31,
(MILLIONS OF DOLLARS)	2014	2013	2012
United States	$(4,744)	$(1,678)	$(5,148)
International	16,984	17,394	16,390
Income from continuing operations before provision for taxes on income(a), (b)	$12,240	$15,716	$11,242

(a)
2014 v. 2013––The increase in the domestic loss was primarily due to lower revenues, the non-recurrence of income from a litigation settlement in 2013 with Teva and Sun for patent-infringement damages resulting from their “at-risk” launches of generic Protonix in the U.S., higher charges related to other legal matters, a non-tax deductible charge in the third quarter of 2014 to account for an additional year of the Branded Prescription Drug Fee in accordance with final regulations issued by the U.S. Internal Revenue Service (IRS), higher research and development expenses, and higher charges for business and legal entity alignment costs, partially offset by lower amortization of intangible assets, lower restructuring charges and other costs associated with acquisitions and cost-reduction/productivity initiatives, and lower asset impairments. The decrease in international income is primarily related to lower revenues, the non-recurrence of the gain associated with the transfer of certain product rights to Pfizer’s equity-method investment in China (Hisun Pfizer) in 2013, and higher research and development expenses, partially offset by lower amortization of intangible assets, lower restructuring charges and other costs associated with acquisitions and cost-reduction/productivity initiatives and the non-recurrence of certain charges.

(b)
2013 v. 2012––The decrease in the domestic loss was primarily due to income from a litigation settlement in the second quarter of 2013 with Teva and Sun for patent-infringement damages resulting from their “at-risk” launches of generic Protonix in the U.S., lower charges related to other legal matters, lower restructuring charges and other costs associated with acquisitions and cost-reduction/productivity initiatives, partially offset by lower revenues. The increase in international income is primarily related to the gain associated with the transfer of certain product rights to Hisun Pfizer in 2013, lower charges related to other legal matters, lower restructuring charges and other costs associated with acquisitions and cost-reduction/productivity initiatives and lower amortization of intangible assets, partially offset by lower revenues and higher asset impairments and other charges.

Schedule of Provision for Taxes on Income

The following table provides the components of Provision for taxes on income based on the location of the taxing authorities:
	Year Ended December 31,
(MILLIONS OF DOLLARS)	2014	2013	2012
United States
Current income taxes:
Federal	$393	$142	$(941)
State and local	85	(106)	(54)
Deferred income taxes:
Federal	725	2,124	869
State and local	(256)	(33)	(339)
Total U.S. tax provision/(benefit)	948	2,127	(465)
International
Current income taxes	2,321	2,544	2,430
Deferred income taxes	(149)	(365)	256
Total international tax provision	2,172	2,179	2,686
Provision for taxes on income	$3,120	$4,306	$2,221

Schedule of Effective Income Tax Rate Reconciliation

The reconciliation of the U.S. statutory income tax rate to our effective tax rate for Income from continuing operations follows:
	Year Ended December 31,
	2014	2013	2012
U.S. statutory income tax rate	35.0%	35.0%	35.0%
Taxation of non-U.S. operations(a), (b), (c)	(7.4)	(2.5)	(3.5)
Tax settlements and resolution of certain tax positions(d)	(2.9)	(5.7)	(12.8)
U.S. Healthcare Legislation(d)	1.0	0.6	1.0
U.S. R&D tax credit and manufacturing deduction(d)	(0.9)	(0.8)	(0.3)
Certain legal settlements and charges(d)	—	(0.2)	1.5
All other, net	0.5	1.0	(1.1)
Effective tax rate for income from continuing operations	25.5%	27.4%	19.8%

(a)
For taxation of non-U.S. operations, this rate impact reflects the income tax rates and relative earnings in the locations where we do business outside the U.S., together with the cost of repatriation decisions, as well as changes in uncertain tax positions not included in the reconciling item called “Tax settlements and resolution of certain tax positions”. Specifically: (i) the jurisdictional location of earnings is a significant component of our effective tax rate each year as tax rates outside the U.S. are generally lower than the U.S. statutory income tax rate, and the rate impact of this component is influenced by the specific location of non-U.S. earnings and the level of such earnings as compared to our total earnings; (ii) the cost of repatriation decisions, and other U.S. tax implications of our foreign operations, is a significant component of our effective tax rate each year and generally offsets some of the reduction to our effective tax rate each year resulting from the jurisdictional location of earnings; and (iii) the impact of changes in uncertain tax positions not included in the reconciling item called “Tax settlements and resolution of certain tax positions” is a component of our effective tax rate each year that can result in either an increase or decrease to our effective tax rate. The jurisdictional mix of earnings, which includes the impact of the location of earnings as well as repatriation costs, can vary as a result of the repatriation decisions, as a result of operating fluctuations in the normal course of business and as a result of the extent and location of other income and expense items, such as restructuring charges, asset impairments and gains and losses on strategic business decisions. See also Note 5A for the components of pre-tax income and Provision for taxes on income, which is based on the location of the taxing authorities, and for information about settlements and other items impacting Provision for taxes on income.

(b)
In all periods presented, the reduction in our effective tax rate resulting from the jurisdictional location of earnings is largely due to generally lower tax rates, as well as manufacturing and other incentives associated with our subsidiaries in Puerto Rico and Singapore. We benefit from a Puerto Rican incentive grant that expires in 2029. Under the grant, we are partially exempt from income, property and municipal taxes. In Singapore, we benefit from incentive tax rates effective through 2031 on income from manufacturing and other operations.

(c)
The favorable rate impact in 2014 also includes the decline in the non-tax deductible loss recorded in 2013 related to an option to acquire the remaining interest in Teuto, since we expect to retain the investment indefinitely. The rate impact in 2013 also includes the non-deductibility of the goodwill derecognized and the jurisdictional mix of the other intangible assets divested as part of the transfer of certain product rights to Hisun Pfizer, and the non-deductibility of the loss on an option to acquire the remaining interest in Teuto, since we expect to retain the investment indefinitely, and the non-deductibility of an impairment charge related to our equity-method investment in Teuto. For additional information, see Note 2E.

(d)
For a discussion about tax settlements and resolution of certain tax positions, the impact of U.S. Healthcare Legislation, the U.S. R&D tax credit and the impact of certain legal settlements and charges, see Note 5A. The extension of the U.S. R&D tax credit in January 2013 resulted in the full-year benefit of the 2012 and 2013 U.S. R&D tax credit being recorded in 2013.

Schedule of Deferred Tax Assets and Liabilities

The components of our deferred tax assets and liabilities, shown before jurisdictional netting, follow:
	2014 Deferred Tax		2013 Deferred Tax
(MILLIONS OF DOLLARS)	Assets	(Liabilities)	Assets	(Liabilities)
Prepaid/deferred items	$1,995	$(53)	$1,913	$(134)
Inventories	219	(56)	277	(217)
Intangible assets	969	(9,224)	892	(10,331)
Property, plant and equipment	174	(1,242)	376	(1,390)
Employee benefits	3,950	(154)	3,154	(77)
Restructurings and other charges	114	(28)	453	(237)
Legal and product liability reserves	1,010	—	904	—
Net operating loss/tax credit carryforwards(a)	2,918	—	2,043	—
Unremitted earnings(b)	—	(21,174)	—	(19,399)
State and local tax adjustments	295	—	297	—
All other	283	(783)	249	(448)
	11,927	(32,714)	10,558	(32,233)
Valuation allowances	(1,615)	—	(1,288)	—
Total deferred taxes	$10,312	$(32,714)	$9,270	$(32,233)
Net deferred tax liability(c), (d)		$(22,402)		$(22,963)

(a)
The amounts in 2014 and 2013 are reduced for unrecognized tax benefits of $2.6 billion and $2.3 billion, respectively, where we have net operating loss carryforwards, similar tax losses, and/or tax credit carryforwards that are available, under the tax law of the applicable jurisdiction, to settle any additional income taxes that would result from the disallowance of a tax position.

(b)
The increase in 2014 reflects additional accruals for certain funds earned outside the U.S. that will not be indefinitely reinvested overseas, virtually all of which were earned in the current year. For additional information, see Note 5A.

(c)
The net deferred tax liability position decreased, reflecting an increase in noncurrent deferred tax assets related to net operating loss and tax credit carryforwards, an increase in current deferred tax assets related to product liability reserves due to settlements, an increase in noncurrent deferred tax assets related to employee benefits, and a decrease in noncurrent deferred tax liabilities resulting from the amortization of identifiable intangible assets, partially offset by the increase in noncurrent deferred tax liabilities related to unremitted earnings.

(d)
In 2014, included in Current deferred tax assets and other current tax assets ($2.1 billion), Noncurrent deferred tax assets and other noncurrent tax assets ($515 million), Other current liabilities ($43 million) and Noncurrent deferred tax liabilities ($25.0 billion). In 2013, included in Current deferred tax assets and other current tax assets ($2.1 billion), Noncurrent deferred tax assets and other noncurrent tax assets ($569 million), Other current liabilities ($52 million) and Noncurrent deferred tax liabilities ($25.6 billion).

Schedule of Unrecognized Tax Benefits Roll Forward

The reconciliation of the beginning and ending amounts of gross unrecognized tax benefits follows:
(MILLIONS OF DOLLARS)	2014	2013	2012
Balance, beginning	$(6,087)	$(6,315)	$(7,309)
Divestitures(a)	—	29	85
Increases based on tax positions taken during a prior period(b)	(110)	(205)	(139)
Decreases based on tax positions taken during a prior period(b), (c)	473	876	1,442
Decreases based on settlements for a prior period(d)	70	571	647
Increases based on tax positions taken during the current period(b)	(795)	(1,178)	(1,125)
Impact of foreign exchange	161	38	78
Other, net(b), (e)	106	97	6
Balance, ending(f)	$(6,182)	$(6,087)	$(6,315)

(a)	Primarily relates to the sales of our Nutrition and Animal Health (Zoetis) businesses. See also Note 2D.

(b)	Primarily included in Provision for taxes on income.

(c)	Primarily related to effectively settling certain tax positions with the U.S. and foreign tax authorities. See also Note 5A.

(d)	Primarily related to cash payments.

(e)	Includes decreases as a result of a lapse of applicable statutes of limitations.

(f)
In 2014, included in Income taxes payable ($13 million), Current deferred tax assets and other current tax assets ($59 million), Noncurrent deferred tax assets and other noncurrent tax assets ($165 million), Current deferred tax liabilities ($13 million), Noncurrent deferred tax liabilities ($2.4 billion) and Other taxes payable ($3.5 billion). In 2013, included in Income taxes payable ($51 million), Current deferred tax assets and other current tax assets ($63 million), Noncurrent deferred tax assets and other noncurrent tax assets ($241 million), Noncurrent deferred tax liabilities ($2.3 billion) and Other taxes payable ($3.4 billion).

Schedule of Other Comprehensive Income (Loss), Components of Income Tax Expense (Benefit)

The following table provides the components of the tax provision/(benefit) on Other comprehensive income/(loss):
	Year Ended December 31,
(MILLIONS OF DOLLARS)	2014	2013	2012
Foreign currency translation adjustments(a)	$42	$111	$110
Unrealized holding gains on derivative financial instruments, net	(199)	217	251
Reclassification adjustments for realized (gains)/losses	262	(63)	(144)
	63	154	107
Unrealized holding gains/(losses) on available-for-sale securities, net	(56)	57	15
Reclassification adjustments for realized (gains)/losses	10	(57)	47
	(46)	—	62
Benefit plans: actuarial gains/(losses), net	(1,416)	1,422	(721)
Reclassification adjustments related to amortization	61	205	171
Reclassification adjustments related to settlements, net	35	2	105
Other	61	2	15
	(1,258)	1,631	(430)
Benefit plans: prior service credits and other, net	281	56	7
Reclassification adjustments related to amortization	(28)	(23)	(27)
Reclassification adjustments related to curtailments, net	—	(1)	(51)
Other	(1)	—	(3)
	253	32	(74)
Tax provision/(benefit) on other comprehensive income/(loss)	$(946)	$1,928	$(225)

(a)	Taxes are not provided for foreign currency translation adjustments relating to investments in international subsidiaries that will be held indefinitely.